Comprehensive Income - Reclassifications from Accumulated Other Comprehensive Loss Amortization of Pension Plan Cost (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Defined Benefit Plans Adjustment, Net Actuarial Income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax	[1]	$ 0.7	$ 36.4	$ 29.1
Accumulated Defined Benefit Plans Adjustment, Settlements
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax	[1]	0.0	0.0	95.7
Pension and Other Postretirement Benefits Plan Cost
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax		0.7	36.4	124.8
Income tax expense		0.3	14.6	50.2
Reclassifications, net of tax		$ 0.4	$ 21.8	$ 74.6

[1]	These accumulated other comprehensive (loss) income components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of operations (see Note 11, Retirement Plans).